Average Annual Total Returns - SA Multi-Managed Mid Cap Value Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.73%	8.89%	9.06%	5.56%	8.72%	8.90%	5.44%	8.61%	8.79%	4.96%	9.73%	10.49%